Bank borrowings - (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Schedule of non-current and current bank borrowings

	2018
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	250,000	132,821	493	133,314
Other loans		—	7,698	7,698
Total		132,821	8,191	141,012

	2017
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	200,000	—	—	—
Other loans		—	1,003	1,003
Total		—	1,003	1,003

Disclosure of Credit facilities Table Text Block

	2018	2017
	US$'000	US$'000
Secured loans carried at amortised cost
Principal amount	135,919	—
Unamortised issuance costs	(3,098)	—
Accrued interest	493	—
Total	133,314	—

Amount due for settlement within 12 months	493	—
Amount due for settlement after 12 months	132,821	—
Total	133,314	—

Schedule of non-current and current bank borrowings by currency

The breakdown by currency of bank borrowings at December 31, is as follows:

	2018
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	78,664	785	79,449
Borrowings in Euros	57,255	6,913	64,168
Total	135,919	7,698	143,617

	2017
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	—	992	992
Borrowings in other currencies	—	11	11
Total	—	1,003	1,003

Schedule of non-current bank borrowings by maturity

	2018
	2021	Total
	US$'000	US$'000
Credit facilities	132,821	132,821
Other loans	—	—
Total	132,821	132,821